Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 2,712,933	$ 957,285
Accounts receivable, net	32,745,976	26,634,057
Inventories, net	17,195,077	7,230,581
Advances to suppliers	1,351,811	1,914,972
Loan receivable	1,860,000	2,000,000
Other receivables and current assets	1,102,301	216,042
Total Current Assets	56,968,098	38,952,937
Non-Current Assets
Property, plant and equipment, net	10,167,824	10,284,569
Deferred tax assets		109,826
Other non-current assets	200,000	690,135
Operating lease right-of-use assets, net	5,810,975	6,007,527
Total Non-Current Assets	16,178,799	17,092,057
Total Assets	73,146,897	56,044,994
Current Liabilities
Accounts payable	4,212,075	1,712,220
Taxes payable	8,577,445	7,390,025
Operating lease liabilities – current		641,564
Other payables and accrued expenses	427,038	579,744
Total Current Liabilities	13,419,529	10,908,746
Non-Current Liabilities
Deferred tax liabilities	6,540
Operating lease liabilities – non-current	3,042,152	3,301,395
Other non-current liabilities	5,984	13,727
Total Non-Current Liabilities	3,054,676	3,315,122
Total Liabilities	16,474,205	14,223,868
Commitments and Contingencies (Note 14)
Shareholders’ Equity
Shares subscription receivable	(5,200)	(5,200)
Additional paid-in capital	22,045,669	10,220,329
Retained earnings	38,159,356	33,666,679
Accumulated other comprehensive loss	(3,532,736)	(2,066,112)
Total Shareholders’ Equity	56,672,692	41,821,126
Total Liabilities and Shareholders’ Equity	73,146,897	56,044,994
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares, shares value	4,583	4,410
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares, shares value	1,020	1,020
Related Party
Current Liabilities
Due to related parties	$ 202,971	$ 585,193